CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Universal life and investment-type product policy fee income	$ 3,423	$ 3,208	$ 3,115
Premiums	880	854	874
Net investment income (loss):
Investment income (loss) from derivative instruments	(462)	(81)	1,605
Other investment income (loss)	2,318	2,057	2,210
Total net investment income (loss)	1,856	1,976	3,815
Investment gains (losses), net:
Total other-than-temporary impairment losses	(65)	(41)	(72)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Net impairment losses recognized	(65)	(41)	(72)
Other investment gains (losses), net	81	21	14
Total investment gains (losses), net	16	(20)	(58)
Commissions, fees and other income	3,791	3,942	3,930
Increase (decrease) in the fair value of the reinsurance contract asset	(261)	(141)	3,964
Total revenues	9,705	9,819	15,640
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	2,893	2,799	3,708
Interest credited to policyholders’ account balances	1,555	978	1,186
Compensation and benefits	1,723	1,783	1,739
Commissions	1,095	1,111	1,147
Distribution related payments	372	394	413
Amortization of deferred sales commissions	(98)	(18)	44
Interest expense	16	20	53
Amortization of deferred policy acquisition costs, net	162	(331)	(413)
Other operating costs and expenses	1,458	1,415	1,692
Total benefits and other deductions	9,274	8,169	9,525
Earnings (loss) from operations, before income taxes	431	1,650	6,115
Income tax (expense) benefit	113	(186)	(1,695)
Net earnings (loss)	544	1,464	4,420
Less: net (earnings) loss attributable to the noncontrolling interest	(469)	(403)	(387)
Net Earnings (Loss) Attributable to AXA Equitable	$ 75	$ 1,061	$ 4,033